Basis of Presentation	12 Months Ended
Jun. 30, 2022
Basis Of Presentation
Basis of Presentation
2.	Basis of Presentation
a)	Statement of compliance

These consolidated financial statements have been prepared in accordance with IFRS as issued by the International Accounting Board (“IASB”). These consolidated financial statements have been prepared on the basis of IFRS standards that are effective for the Company’s fiscal year ended June 30, 2022.

b)	Basis of consolidation

The consolidated financial statements of the Company include the accounts of the Company and its wholly owned subsidiaries which the Company controls 100% of.

2.	Basis of Presentation - continued
c)	Functional and presentation currency

Items included in the consolidated financial statements of the Company and its wholly owned subsidiaries are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The functional currency of the Company and its Canadian subsidiary is the Canadian dollar. The functional currency of its US subsidiaries is the United States dollar.

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the date of transaction. Foreign currency gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are included in profit and loss.

The results and financial position of a subsidiary that has a functional currency different from the presentation currency are translated into the presentation currency as follows:

●	Assets and liabilities are translated at the closing rate at the reporting date;
●	Income and expenses for each income statement are translated at average exchange rates for the period; and
●	All resulting exchange differences are recognised in other comprehensive income as cumulative translation adjustments.

On consolidation, exchange differences arising from the translation of the net investment in foreign entity is taken to accumulated other comprehensive loss. When a foreign operation is sold, such exchange differences are recognized in profit or loss as part of the gain or loss on sale.

d)	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for financial assets classified as fair value through profit or loss which are stated at their fair value.

In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

e)	Critical accounting estimates and judgments

The preparation of financial statements requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities and contingent liabilities as at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Estimates and judgments are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.

2.	Basis of Presentation – continued
e)	Critical accounting estimates and judgments - continued

Significant accounting judgments that management has made in the process of applying accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements include, but are not limited to:

(i)	Determination of categories of financial assets and financial liabilities

The determination of categories of financial assets and financial liabilities has been identified as an accounting policy involving assessments and judgments made by management.

(ii)	Recoverability of long-lived assets

The application of the Company’s accounting policy for long-lived assets requires judgment in determining whether future economic benefits will flow to the Company, which may be based on assumptions about future events or circumstances. Estimates and assumptions made may change if new information becomes available. If, after expenditures are capitalized, information becomes available suggesting there are indications of impairment, the carrying amount is tested to determine if it exceeds the recoverable amount.

(iii)	Going concern assumption

As described in Note 1, management uses its judgement in determining whether the Company is able to continue as a going concern.

(iv)	Deferred income taxes

Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable income realized, including the usage of tax planning strategies.

The key sources of estimation uncertainty that have a significant risk of causing material adjustment to the amounts recognized in the financial statements are as follows:

(i)	Share-based payment transactions

The Company measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. Estimating fair value for share-based payment transactions requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determining the most appropriate inputs to the valuation model including the expected life of the share option, volatility and dividend yield and making assumptions about them. The assumptions and models used for estimating the fair value for share-based payment transactions are disclosed in Note 13.

2.	Basis of Presentation – continued
e)	Critical accounting estimates and judgments - continued
(ii)	Impairment calculations

The Company evaluates each long-term asset each reporting period to determine if there are any indications of impairment. If any such indications exist, an estimate of the recoverable amount is performed and an impairment loss is recognised to the extent that the carrying amount exceeds the recoverable amount. The estimates and assumptions used to estimate the recoverable amount of the long-lived assets are subject to risk and uncertainty and there is the possibility that changes in circumstances will alter these estimates and assumptions.

(iii)	Decommissioning provision

The Company estimates the decommissioning obligations for the Company’s pilot plant. In most instances, removal of assets and remediation occurs many years into the future. Amounts recorded for the decommissioning obligations and related accretion expense require estimates regarding remediation date, future environmental legislation, the extent of reclamation activities required, the engineering methodology for estimating costs, future removal technologies in determining the removal costs, and discount rates to determine the present value of these cash flows.

(iv)	Valuation of investment

The Company evaluates the financial health of, and near‐term business outlook for, the investee, including factors such as industry and sector performance, changes in technology, and operational and financing cash flow.

The determinations of fair value of the Company's investments at other than initial cost are subject to certain limitations. Financial information for privately‐held company investments may not be available and, even if available, that information may be limited and/or unreliable. Use of the valuation approach described below may involve uncertainties and determinations based on the Company's judgment and any value estimated from these techniques may not be realized or realizable.

Company‐specific information is considered when determining whether the fair value of a privately‐held investment should be adjusted upward or downward at the end of each reporting period. In addition to company‐specific information, the Company will take into account trends in general market conditions and the share performance of comparable publicly‐traded companies when valuing privately‐held investments.